Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Current derivative assets		$ 920
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	$ 10,695	910
Non-current derivative liabilities	19,358	5,133
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	52,583	43,525
Financial liabilities:
Long-term debt, current and non-current	1,036,118	1,002,813
Carrying Amount [Member] | Interest rate swap contracts [Member]
Financial assets:
Current derivative assets		674
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	10,695	910
Non-current derivative liabilities	19,358	5,133
Carrying Amount [Member] | Foreign exchange forward contracts [Member]
Financial assets:
Current derivative assets		246
Fair Value [Member]
Financial assets:
Cash and cash equivalents	52,583	43,525
Financial liabilities:
Long-term debt, current and non-current	1,036,118	1,002,813
Fair Value [Member] | Interest rate swap contracts [Member]
Financial assets:
Current derivative assets		674
Non-current derivative assets		648
Financial liabilities:
Current derivative liabilities	10,695	910
Non-current derivative liabilities	$ 19,358	5,133
Fair Value [Member] | Foreign exchange forward contracts [Member]
Financial assets:
Current derivative assets		$ 246